Nature of the business (Tables)	3 Months Ended
Mar. 31, 2021
Nature of the business [Abstract]
Overview of main assets
The following table provides an overview of the main concessional assets the Company owned or had an interest in as of March 31, 2021:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(14)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	23

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	19

Chile PV 1	Renewable (Solar)	35%(8)	Chile	USD	55 MW	N/A	2016	N/A

Chile PV 2	Renewable (Solar)	35%(8)	Chile	USD	40 MW	N/A	2017	N/A

Solaben 2 & 3	Renewable (Solar)	70%(1)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/16

Solacor 1 & 2	Renewable (Solar)	87%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16

PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	11/13

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	16/16

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/17

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	14/14/15

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	18/18

Seville PV	Renewable (Solar)	80%(6)	Spain	Euro	1 MW	A/Baa1/A-	2006	15

Kaxu	Renewable (Solar)	51%(3)	South Africa	Rand	100 MW	BB-/Ba2/BB-(11)	2015	14

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	14

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	15

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	12

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/BB-	2013	12

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	18

ATN (13)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	20

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	23

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	12

Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	14/14

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/A-	2007	17

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated

Skikda	Water	34.2%(4)	Algeria	USD	3.5 Mft3/day	Not rated	2009	13

Honaine	Water	25.5%(5)	Algeria	USD	7 M ft3/day	Not rated	2012	17

Tenes	Water	51%(7)	Algeria	USD	7 M ft3/day	Not rated	2015	19

(1)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(2)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(3)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(4)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(5)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(6)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.

(7)	Algerian Energy Company, SPA owns 49% of Tenes.

(8)	65% of the shares in Chile PV 1 and Chile PV 2 is indirectly held by financial partners through the renewable energy platform of the Company in Chile.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.

(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(11)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(13)	Including ATN Expansion 1 & 2.

(14)	As of December 31, 2020.

(*)	Commercial Operation Date.